SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments - Underlying Basis [Member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income		£ 12,714		£ 12,320	[1]	£ 11,435	[2]
Other income, net of insurance claims		6,010		6,205		6,004
Total underlying income, net of insurance claims		18,724		18,525		17,439
Operating lease depreciation		(956)	[3]	(1,053)	[4]	(895)	[5]
Net income		17,768		17,472		16,544
Operating costs		(8,165)		(8,184)		(8,093)
Remediation		(600)		(865)		(1,024)
Total costs		(8,765)		(9,049)		(9,117)
Impairment		(937)		(795)		(645)
Underlying profit (loss)		8,066		7,628		6,782
External income		18,724		18,525		17,439
Segment underlying income, net of insurance claims		18,724		18,525		17,439
Segment external assets		797,598		812,109		817,793
Segment customer deposits		418,066		418,124		415,460
Segment external liabilities		747,399		762,966		769,328
Fees and commissions receivable		2,848		2,965		3,045
Fees and commissions payable		(1,386)		(1,382)		(1,356)
Net fee and commission income		1,462		1,583		1,689
Operating lease rental income		1,343		1,344		1,225
Rental income from investment properties		197		213		229
Gains less losses on disposal of financial assets at fair value through other comprehensive income		275		446		91
Lease termination income		7		74		1
Net trading income, excluding insurance		1,064		418		1,413
Insurance and other, net of insurance claims		1,662		2,127		1,356
Other external income, net of insurance claims		4,548		4,622		4,315
Segment other income, net of insurance claims		6,010		6,205		6,004
income statement above:
Depreciation and amortisation		2,405		2,370		2,380
Increase/Decrease in value of in-force business		(55)		(165)		472
Defined benefit scheme charges		405		359		287
Other segment items:
Additions to fixed assets		3,514		3,655		3,760
Investments in joint ventures and associates at end of year		91		65		59
Current Accounts [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims		650		712		752
Credit and Debit Card [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims		993		953		875
Corporate Banking and Treasury Fees
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims		305		321		303
Unit Trust and Insurance Broking [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims		221		224		244
Private Banking and Asset Management [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims		97		98		99
Factoring of receivables [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims		83		91		112
Other Fees and Commissions [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims		499		566		660
5200 to 5999 Retail Trade [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income		9,066		8,706	[1]	8,074	[2]
Other income, net of insurance claims		2,171		2,221		2,165
Total underlying income, net of insurance claims		11,237		10,927		10,239
Operating lease depreciation		(921)	[3]	(947)	[4]	(777)	[5]
Net income		10,316		9,980		9,462
Operating costs		(4,915)		(4,866)		(4,761)
Remediation		(267)		(633)		(750)
Total costs		(5,182)		(5,499)		(5,511)
Impairment		(862)		(711)		(648)
Underlying profit (loss)		4,272		3,770		3,303
External income		13,097		12,682		12,243
Inter-segment income		(1,860)		(1,755)		(2,004)
Segment underlying income, net of insurance claims		11,237		10,927		10,239
Segment external assets		349,719		350,219		340,253
Segment customer deposits		252,808		253,127		256,453
Segment external liabilities		260,378		258,612		265,128
Fees and commissions receivable		1,556		1,625		1,593
Fees and commissions payable		(855)		(873)		(783)
Net fee and commission income		701		752		810
Operating lease rental income		1,305		1,281		1,142
Net trading income, excluding insurance		71		26		46
Insurance and other, net of insurance claims		247		6		(2)
Other external income, net of insurance claims		1,623		1,313		1,186
Inter-segment other income		(153)		156		169
Segment other income, net of insurance claims		2,171		2,221		2,165
income statement above:
Depreciation and amortisation		1,573		1,547		1,345
Defined benefit scheme charges		121		149		141
Other segment items:
Additions to fixed assets		2,092		2,431		2,362
Investments in joint ventures and associates at end of year		4		12		9
5200 to 5999 Retail Trade [Member] | Current Accounts [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims		503		572		614
5200 to 5999 Retail Trade [Member] | Credit and Debit Card [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims		988		948		854
5200 to 5999 Retail Trade [Member] | Unit Trust and Insurance Broking [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims		13		10
5200 to 5999 Retail Trade [Member] | Other Fees and Commissions [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims		52		95		125
522110 Commercial Banking [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income		3,004		3,030	[1]	2,863	[2]
Other income, net of insurance claims		1,653		1,798		1,875
Total underlying income, net of insurance claims		4,657		4,828		4,738
Operating lease depreciation		(35)	[3]	(105)	[4]	(118)	[5]
Net income		4,622		4,723		4,620
Operating costs		(2,167)		(2,230)		(2,215)
Remediation		(203)		(173)		(148)
Total costs		(2,370)		(2,403)		(2,363)
Impairment		(92)		(89)		(11)
Underlying profit (loss)		2,160		2,231		2,246
External income		4,876		3,176		3,656
Inter-segment income		(219)		1,652		1,082
Segment underlying income, net of insurance claims		4,657		4,828		4,738
Segment external assets		164,897		177,808		193,054
Segment customer deposits		148,633		148,313		142,439
Segment external liabilities		191,071		224,577		231,450
Fees and commissions receivable		792		829		792
Fees and commissions payable		(57)		(50)		(54)
Net fee and commission income		735		779		738
Operating lease rental income		38		63		83
Rental income from investment properties				1		2
Gains less losses on disposal of financial assets at fair value through other comprehensive income				29		17
Lease termination income		7		74		1
Net trading income, excluding insurance		766		490		1,937
Insurance and other, net of insurance claims		358		27		(627)
Other external income, net of insurance claims		1,169		684		1,413
Inter-segment other income		(251)		335		(276)
Segment other income, net of insurance claims		1,653		1,798		1,875
income statement above:
Depreciation and amortisation		278		322		326
Defined benefit scheme charges		48		52		51
Other segment items:
Additions to fixed assets		208		130		145
Investments in joint ventures and associates at end of year		6		6		28
522110 Commercial Banking [Member] | Current Accounts [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims		142		135		131
522110 Commercial Banking [Member] | Credit and Debit Card [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims		4		4		4
522110 Commercial Banking [Member] | Corporate Banking and Treasury Fees
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims		305		321		303
522110 Commercial Banking [Member] | Private Banking and Asset Management [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims		5		5		5
522110 Commercial Banking [Member] | Factoring of receivables [member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims		83		91		112
522110 Commercial Banking [Member] | Other Fees and Commissions [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims		253		273		237
Insurance and wealth [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income		123		133	[1]	80	[2]
Other income, net of insurance claims		1,865		1,846		1,878
Total underlying income, net of insurance claims		1,988		1,979		1,958
Net income		1,988		1,979		1,958
Operating costs		(1,021)		(1,040)		(1,046)
Remediation		(39)		(40)		(103)
Total costs		(1,060)		(1,080)		(1,149)
Impairment		(1)
Underlying profit (loss)		927		899		809
External income		1,895		1,883		1,373
Inter-segment income		93		96		585
Segment underlying income, net of insurance claims		1,988		1,979		1,958
Segment external assets		140,487		151,986		154,782
Segment customer deposits		14,063		13,770		13,798
Segment external liabilities		147,673		157,824		160,815
Fees and commissions receivable		469		497		638
Fees and commissions payable		(418)		(380)		(424)
Net fee and commission income		51		117		214
Rental income from investment properties		197		212		227
Gains less losses on disposal of financial assets at fair value through other comprehensive income				(3)		(2)
Insurance and other, net of insurance claims		2,146		2,223		1,613
Other external income, net of insurance claims		2,343		2,432		1,838
Inter-segment other income		(529)		(703)		(174)
Segment other income, net of insurance claims		1,865		1,846		1,878
income statement above:
Depreciation and amortisation		154		197		169
Increase/Decrease in value of in-force business		(55)		(165)		472
Defined benefit scheme charges		20		25		31
Other segment items:
Additions to fixed assets		223		274		481
Insurance and wealth [Member] | Current Accounts [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims		5		5		7
Insurance and wealth [Member] | Credit and Debit Card [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims		1		1		1
Insurance and wealth [Member] | Unit Trust and Insurance Broking [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims		208		214		244
Insurance and wealth [Member] | Private Banking and Asset Management [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims		92		93		94
Insurance and wealth [Member] | Other Fees and Commissions [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims		163		184		292
Other Income [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income		521		451	[1]	418	[2]
Other income, net of insurance claims		321		340		86
Total underlying income, net of insurance claims		842		791		504
Operating lease depreciation	[4]			(1)
Net income		842		790		504
Operating costs		(62)		(48)		(71)
Remediation		(91)		(19)		(23)
Total costs		(153)		(67)		(94)
Impairment		18		5		14
Underlying profit (loss)		707		728		424
External income		(1,144)		784		167
Inter-segment income		1,986		7		337
Segment underlying income, net of insurance claims		842		791		504
Segment external assets		142,495		132,096		129,704
Segment customer deposits		2,562		2,914		2,770
Segment external liabilities		148,277		121,953		111,935
Fees and commissions receivable		31		14		22
Fees and commissions payable		(56)		(79)		(95)
Net fee and commission income		(25)		(65)		(73)
Gains less losses on disposal of financial assets at fair value through other comprehensive income		275		420		76
Net trading income, excluding insurance		227		(98)		(570)
Insurance and other, net of insurance claims		(1,089)		(129)		372
Other external income, net of insurance claims		(587)		193		(122)
Inter-segment other income		933		212		281
Segment other income, net of insurance claims		321		340		86
income statement above:
Depreciation and amortisation		400		304		540
Defined benefit scheme charges		216		133		64
Other segment items:
Additions to fixed assets		991		820		772
Investments in joint ventures and associates at end of year		81		47		22
Other Income [Member] | Credit and Debit Card [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims						16
Other Income [Member] | Other Fees and Commissions [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income, net of insurance claims		£ 31		£ 14		£ 6

[1]	Restated see page F-22.
[2]	Restated - see page F-22.
[3]	Net of profits on disposal of operating lease assets of 60 million.
[4]	Net of profits on disposal of operating lease assets of 32 million.
[5]	Net of profits on disposal of operating lease assets of 58 million.